Events After The Reporting Period - Additional Information (Detail) - CNY (¥)			12 Months Ended
	Mar. 29, 2021	Mar. 12, 2021	Dec. 31, 2019
Disclosure of Events After Reporting Period [line items]
Issue of equity			¥ 9,442,000,000
Entering into significant commitments or contingent liabilities [member] | First Series of Corporate Bonds [Member]
Disclosure of Events After Reporting Period [line items]
Principal		¥ 3
Interest rate of borrowing		3.95%
Borrowings Maturity		March 12, 2031
Entering into significant commitments or contingent liabilities [member] | Second Series of Corporate Bonds [Member]
Disclosure of Events After Reporting Period [line items]
Principal		¥ 6
Interest rate of borrowing		3.68%
Borrowings Maturity		March 12, 2027
Potential ordinary share transactions [member]
Disclosure of Events After Reporting Period [line items]
Issue of Shares	2,494,930,875
Issue of equity	¥ 10,828